EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

 22.1 – Share-based compensation plan

Share-based compensation expense for awards of equity instruments to employees and non-employee directors is determined based on the grant-date fair value of the awards. Fair value is calculated using Black & Scholes model.

In June 2012, the Company decided to replace its Stock Appreciation Rights ("SAR") program with a new share-based compensation program. The 2012 share-based compensation agreement was signed by the employees on June 30, 2012, considering the actual grant dates of the SARs to employees.

Each employee share option converts into one ordinary share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry (seven years after the effective date).

All options vested on the date of modification of the plan or all other non-vested options expire within seven years after the effective date or seven years after the period of vesting finalizes.

In July 2014, the Company adopted a new Equity Incentive Program, the 2014 Plan.

Pursuant to this plan, on July 18, 2014, the first trading day of the Company common shares on the NYSE, the Company made the annual grants for 2014 Plan to certain of the executive officers and other employees. The grants included share options with a vesting period of 4 years, becoming exercisable a 25% of the options on each anniversary of the grant date through the fourth anniversary of the grant. Share-based compensation expense for awards of equity instruments is determined based on the fair value of the awards at the grant date.

Each employee share option converts into one ordinary share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry (ten years after the effective date).

Under this share-based compensation plan, during the year 2017 and 2016, other share-based compensation agreements were signed for a total of 85,000 and 1,003,250 options granted, respectively.

During the year 2017, as part of the 2014 Equity Incentive Plan, the Company granted awards to certain employees in the form of Restricted Stock Units ("RSUs"), having a par value of $1.20 each, with a specific period of vesting. Each RSU is equivalent in value to one share of the company´s common stock and represents the Company´s commitment to issue one share of the Company´s common stock at a future date, subject to the term of the RSU agreement.

Until the RSUs vest, they are an unfunded promise to issue shares of stock to the recipient at some point in the future. The RSUs carry neither rights to dividends nor voting rights. RSU's vesting is subject to the condition that the employee must remain in such condition at of the vesting date.

The Company may determine a percentage of RSU, as part of the full year compensation package payment.

These RSUs agreements have been recorded as Equity Settled transactions in accordance to IFRS 2, and they were measured at fair value of shares at the grant date.

The following shows the evolution of the share options for the years ended at December 31, 2017 and 2016:

	As of December 31, 2017		As of December 31, 2016
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Balance at the beginning of year	2,658,595	22.21	1,933,239	15.40
Options granted during the year	85,000	39.69	1,003,250	31.89
Forfeited during the year	(249,035)	30.08	(33,979)	25.75
Exercised during the year	(338,709)	15.63	(243,915)	7.64
Balance at end of year	2,155,851	23.02	2,658,595	22.21

The following shows the evolution of the RSUs for the year ended at December 31, 2017:

	As of December 31, 2017
	Number of RSU	Weighted average grant price

Balance at the beginning of year	—	—
RSU granted during the year	254,328	37.07
Forfeited during the year	(2,538)	36.59
Issued during the year	(86,931)	36.11
Balance at end of year	164,859	37.58

The following tables summarizes the RSU at the end of the year:

Grant date	Grant price ($)	Number of Restricted Stock Units	Fair value at grant date ($)	Expense as of December 31, 2017 ($)

2017	34.96	—	—	1,476
	36.30	2,000	73	3
	37.00	143,188	5,298	2,766
	42.00	9,000	378	101
	43.42	8,000	347	34

Subtotal		162,188	6,096	4,380

Non employees stock options

2017	37.44	2,671	100	63

Subtotal		2,671	100	63
Total		164,859	6,196	4,443

The following tables summarizes the share options at the end of the year:

Grant date	Exercise price ($)	Number of stock options	Number of stock options vested as of December 31, 2017	Fair value at grant date ($)	Fair value vested ($)	Expense as of December 31, 2017 (*)

2006	0.95	11,003	11,003	60	60	—

2007	0.71	200,000	200,000	1,135	1,135	—
	1.40	616	616	3	3	8

2010	2.48	3,097	3,097	12	12	14
	2.93	—	—	—	—	—
	3.38	32,955	32,955	109	109	144

2011	2.71	6,031	6,031	23	23	202

2012	6.77	—	—	—	—	12
	7.04	—	—	—	—	37

2013	12.22	24,999	24,999	65	65	—

2014	10.00	350,517	226,651	1,166	754	881
	13.20	3,769	1,648	8	3	15

2015	22.77	30,000	20,000	221	147	74
	28.31	490,275	195,800	3,398	1,357	1,160
	29.34	18,454	14,868	125	100	29
	34.20	16,500	8,250	142	71	35

2016	29.01	241,250	46,250	1,663	319	477
	32.36	547,875	133,688	4,438	1,083	1,118

2017	36.30	15,000	—	127	—	4
	38.16	40,000	—	364	—	23
	43.42	30,000	—	311	—	30

Subtotal		2,062,341	925,856	13,370	5,241	4,263

Non employees stock options

2012	6.77	22,170	22,170	35	35	—
2013	12.22	22,170	22,170	52	52	—
2014	10.00	22,170	22,170	43	43	—
2016	39.37	27,000	6,750	248	62	62

Subtotal		93,510	73,260	378	192	62
Total		2,155,851	999,116	13,748	5,433	4,325

(*) Includes social security taxes.

Deferred income tax asset arising from the recognition of the share-based compensation plan amounted to 5,772 and 4,919 for the years ended December 31, 2017 and 2016, respectively.

22.2 - Share options exercised and RSU vested during the year:

	As of December 31, 2017		As of December 31, 2016
	Number of options exercised	Exercise price	Number of options exercised	Exercise price

Granted in 2006	4,600	0.95	3,196	0.95
Granted in 2007	—	0.71	36,538	0.71
Granted in 2007	800	1.40	6,321	1.40
Granted in 2010	1,623	2.48	3,295	2.48
Granted in 2010	—	2.93	1,402	2.93
Granted in 2010	22,377	3.38	39,142	3.38
Granted in 2011	26,194	2.71	60,000	2.71
Granted in 2012	1,651	6.77	2,000	6.77
Granted in 2012	3,991	7.04	13,191	7.04
Granted in 2013	2,395	14.40	—	0.00
Granted in 2014	149,337	10.00	42,645	10.00
Granted in 2014	1,918	13.20	2,901	13.20
Granted in 2015	90,787	28.31	30,465	28.31
Granted in 2015	9,911	29.34	2,819	29.34
Granted in 2016	18,750	29.01	—	—
Granted in 2016	4,375	32.36	—	—
Balance at end of the year	338,709		243,915

The average market price of the share amounted to 38.77 and 36.77 for year 2017 and 2016, respectively.

The following tables summarizes the RSU vested during the year 2017:

	As of December 31, 2017
	Number of RSUs vested	Grant price

Granted in 2017	37,546	34.96
Granted in 2017	49,385	37.00
Balance at end of the year	86,931

22.3 - Fair value of share-based compensation granted

Determining the fair value of the stock-based awards at the grant date requires judgment. The Company calculated the fair value of each option award on the grant date using the Black-Scholes option pricing model. The Black-Scholes model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term, risk-free interest rate and dividend yield.

The Company estimated the following assumptions for the calculation of the fair value of the share options:

Assumptions	Granted in 2017 for 2014 plan		Granted in 2016 for 2014 plan		Granted in 2015 for 2014 plan
Stock price	39.69		31.89		28.29
Expected option life	6	years	6	years	6	years
Volatility	19%		20%		20%
Risk-free interest rate	2.00%		1.95%		1.76%

 See Note 4 for a description of the assumptions.